Property, plant and equipment - Schedule of Property, Plant and Equipment (Details) € in Thousands	6 Months Ended
Jun. 30, 2023 EUR (€)
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment at beginning of period	€ 7,120
Increases	(644)
Decreases	8
Other movements & transfer.	0
Currency translation	0
Property, plant and equipment at end of period	6,483
Gross book value of tangible assets
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment at beginning of period	15,299
Increases	96
Decreases	(6)
Other movements & transfer.	0
Currency translation	(1)
Property, plant and equipment at end of period	15,387
Gross book value of tangible assets | Fixtures, fittings and installations
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment at beginning of period	3,318
Increases	2
Decreases	0
Other movements & transfer.	0
Currency translation	0
Property, plant and equipment at end of period	3,321
Gross book value of tangible assets | Right of use – Buildings
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment at beginning of period	8,462
Increases	0
Decreases	0
Other movements & transfer.	0
Currency translation	0
Property, plant and equipment at end of period	8,462
Gross book value of tangible assets | Technical equipment
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment at beginning of period	2,128
Increases	75
Decreases	0
Other movements & transfer.	300
Currency translation	0
Property, plant and equipment at end of period	2,503
Gross book value of tangible assets | Office and IT equipment
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment at beginning of period	1,012
Increases	18
Decreases	(6)
Other movements & transfer.	0
Currency translation	(1)
Property, plant and equipment at end of period	1,023
Gross book value of tangible assets | Transport equipment
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment at beginning of period	36
Increases	0
Decreases	0
Other movements & transfer.	0
Currency translation	(1)
Property, plant and equipment at end of period	35
Gross book value of tangible assets | Right of use – Transport equipment
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment at beginning of period	0
Increases	0
Decreases	0
Other movements & transfer.	0
Currency translation	0
Property, plant and equipment at end of period	0
Gross book value of tangible assets | Tangible assets in progress
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment at beginning of period	344
Increases	0
Decreases	0
Other movements & transfer.	(300)
Currency translation	0
Property, plant and equipment at end of period	44
Gross book value of tangible assets | Prepayments on tangible assets
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment at beginning of period	0
Increases	0
Decreases	0
Other movements & transfer.	0
Currency translation	0
Property, plant and equipment at end of period	0
Accumulated depreciation of tangible assets
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment at beginning of period	(8,180)
Increases	(740)
Decreases	14
Other movements & transfer.	0
Currency translation	1
Property, plant and equipment at end of period	(8,904)
Accumulated depreciation of tangible assets | Fixtures, fittings and installations
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment at beginning of period	(1,959)
Increases	(158)
Decreases	0
Other movements & transfer.	0
Currency translation	0
Property, plant and equipment at end of period	(2,117)
Accumulated depreciation of tangible assets | Right of use – Buildings
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment at beginning of period	(3,496)
Increases	(462)
Decreases	8
Other movements & transfer.	0
Currency translation	0
Property, plant and equipment at end of period	(3,950)
Accumulated depreciation of tangible assets | Technical equipment
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment at beginning of period	(1,774)
Increases	(93)
Decreases	0
Other movements & transfer.	0
Currency translation	0
Property, plant and equipment at end of period	(1,867)
Accumulated depreciation of tangible assets | Office and IT equipment
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment at beginning of period	(915)
Increases	(27)
Decreases	6
Other movements & transfer.	0
Currency translation	0
Property, plant and equipment at end of period	(935)
Accumulated depreciation of tangible assets | Transport equipment
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment at beginning of period	(36)
Increases	0
Decreases	0
Other movements & transfer.	0
Currency translation	1
Property, plant and equipment at end of period	(35)
Accumulated depreciation of tangible assets | Right of use – Transport equipment
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment at beginning of period	0
Increases	0
Decreases	0
Other movements & transfer.	0
Currency translation	0
Property, plant and equipment at end of period	€ 0